SIGNIFICANT TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2021
SIGNIFICANT TRANSACTIONS [Abstract]
Disclosure of analysis of single amount of discontinued operations
The following table provides the details over assets and liabilities classified as held-for-sale as of September 30, 2021

	Assets held-for-sale	Liabilities held-for-sale
Algeria	1,816	409
NTC	497	152
Other individual assets	8	—
Total assets and liabilities held for sale	2,321	561
The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the nine and three-month periods ended September 30, 2021:

	Nine-month period		Three-month period
Income statement and statement of comprehensive income	2021	2020	2021	2020

Operating revenue	493	519	170	173
Operating expenses	(377)	(427)	(91)	(137)
Other expenses	(13)	(12)	(3)	(4)
Profit / (loss) before tax for the period	103	80	76	32
Income tax benefit / (expense)	(15)	(21)	(8)	(8)
Profit / (loss) after tax for the period	88	59	68	24

Other comprehensive income / (loss)*	(53)	(125)	(28)	(1)
Total comprehensive income / (loss)	35	(66)	40	23

*other comprehensive income is relating to the foreign currency translation

The following table shows the assets and liabilities classified as held-for-sale relating to Algeria as of September 30, 2021:

2021
Property and equipment	488
Intangible assets excl. goodwill	108
Goodwill	1,013
Deferred tax assets	35

Other current assets	172
Total assets held for sale	1,816

Non-current liabilities	96
Current liabilities	313
Total liabilities held for sale	409
The following table shows the assets and liabilities classified as held-for-sale relating to NTC as of September 30, 2021:

2021
Property and equipment	264
Goodwill	215

Other current assets	18
Total assets held for sale	497

Non-current liabilities	126
Current liabilities	26
Total liabilities held for sale	152